Deposits	12 Months Ended
Dec. 31, 2020
Deposits
25 Deposits
	2020				2019
end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total
Deposits (CHF million)
Non-interest-bearing demand deposits	3,231	3,085	6,316		2,665	1,744	4,409
Interest-bearing demand deposits	144,709	41,995	186,704		118,566	30,552	149,118
Savings deposits	62,769	8,764	71,533		64,304	46	64,350
Time deposits	26,864	115,927	142,791	[1]	27,539	155,111	182,650	[1]
Total deposits	237,573	169,771	407,344	[2]	213,074	187,453	400,527	[2]
of which due to banks	–	–	16,423		–	–	16,744
of which customer deposits	–	–	390,921		–	–	383,783
The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1
Included CHF 142,698 million and CHF 182,036 million as of December 31, 2020 and 2019, respectively, of the Swiss franc equivalent of individual time deposits greater than USD 100,000 in Switzerland and foreign offices.

2 Not included as of December 31, 2020 and 2019 were CHF 106 million and CHF 116 million, respectively, of overdrawn deposits reclassified as loans.

Bank
Deposits
24 Deposits
	2020				2019
end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total
Deposits (CHF million)
Non-interest-bearing demand deposits	3,231	3,097	6,328		2,665	1,745	4,410
Interest-bearing demand deposits	145,296	42,172	187,468		119,193	30,747	149,940
Savings deposits	62,769	8,764	71,533		64,304	46	64,350
Time deposits	27,188	115,942	143,130	[1]	27,847	155,145	182,992	[1]
Total deposits	238,484	169,975	408,459	[2]	214,009	187,683	401,692	[2]
of which due to banks	–	–	16,420		–	–	16,742
of which customer deposits	–	–	392,039		–	–	384,950
The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1
Included CHF 143,041 million and CHF 182,377 million as of December 31, 2020 and 2019, respectively, of the Swiss franc equivalent of individual time deposits greater than USD 100,000 in Switzerland and foreign offices.

2 Not included as of December 31, 2020 and 2019 were CHF 106 million and CHF 116 million, respectively, of overdrawn deposits reclassified as loans.